Expenses and other income (Tables)	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Summary of Expenses and Other Income

	2024	2023	2022
	US$M	US$M	US$M
Employee benefits expense:
Wages and salaries	4,633	4,539	4,197
Employee share awards	112	97	109
Social security costs	5	4	4
Pension and other post-retirement obligations	374	339	338
Less employee benefits expense classified as exploration and evaluation expenditure	(49)	(35)	(30)
Changes in inventories of finished goods and work in progress	(289)	301	(774)
Raw materials and consumables used	6,536	6,710	5,991
Freight and transportation	2,270	2,299	2,319
External services	5,795	4,768	4,525
Third-party commodity purchases	1,977	1,878	2,959
Net foreign exchange losses/(gains)	23	(197)	(326)
Fair value change on derivatives 1	84	135	(29)
Government royalties paid and payable	3,571	3,841	4,014
Exploration and evaluation expenditure incurred and expensed in the current period	399	294	199
Depreciation and amortisation expense	5,295	5,061	5,683
Net impairments:
Property, plant and equipment	3,833	73	515
Goodwill and other intangible assets	57	2	–
All other operating expenses	2,124	1,764	2,677

Total expenses	36,750	31,873	32,371

(Gain)/loss on disposal of subsidiaries and operations 2	(915)	(8)	(840)
Dividend income 3	(1)	(19)	(241)
Other income 4	(369)	(367)	(317)

Total other income	(1,285)	(394)	(1,398)

1
Fair value change on derivatives is principally related to commodity price contracts, foreign exchange contracts and embedded derivatives used in the ordinary course of business as well as derivatives used as part of the funding of dividends.

2	Mainly relates to the divestment of Blackwater and Daunia mines in FY2024 and BMC in FY2022. Refer to note 3 ‘Exceptional items’ for further information.

3
During FY2022, the Group received dividends of US$238 million from Cerrejón. On 11 January 2022, BHP completed the sale of its 33.33 per cent interest in Cerrejón to joint venture partner, Glencore plc. In accordance with the sale agreement, the final sale proceeds were adjusted for the dividends received to a final number of US$50 million.

4
Other income is generally income earned from transactions outside the course of the Group’s ordinary activities and may include certain management fees from non-controlling
interests and joint arrangements, royalties and commission income.